Business Acquisition (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of eVerge	As at March 31, 2026	Preliminary at acquisition date	Adjustments
	$	$	$
Current assets
Cash	843	891	(48)
Accounts receivable and other receivables	5,416	5,376	40
Prepaids	342	339	3
	6,601	6,606	(5)
Non-current assets
Property and equipment (note 6)	62	62	—
Intangibles (note 8)	6,895	7,376	(481)
Goodwill (note 9)	16,784	20,025	(3,241)
Total assets acquired	30,342	34,069	(3,727)

Current liabilities
Accounts payable and accrued liabilities	6,430	6,448	(18)
Income taxes payable	69	31	38
Deferred revenue	524	431	93
	7,023	6,910	113
Non-current liabilities
Deferred tax liabilities (a)	—	1,948	(1,948)
Total liabilities assumed	7,023	8,858	(1,835)

Net assets acquired	23,319	25,211	(1,892)

(a) Deferred tax liabilities of $1,820,000 in relation to intangibles acquired were presented net of deferred tax assets in relation to previous years’ net operating losses of eVerge probable of being realized.

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each class of purchase consideration as follows:

Acquisition of eVerge	As at March 31, 2026	Preliminary at acquisition date	Adjustments
	$	$	$
Cash consideration	10,385	10,385	—
Working capital adjustment settled in cash	389	—	389
Holdback presented in accounts payable and accrued liabilities (a)	797	797	—
Balance of purchase price payable with a nominal value of US$7,520,000 ($10,334,000) (notes 11, 18) (b)	9,214	9,214	—
Contingent consideration of US$4,700,000 ($6,458,000), recorded at fair value (note 18) (b)	2,534	4,815	(2,281)
Total purchase consideration	23,319	25,211	(1,892)

(a) As at March 31, 2026, $367,000 of the holdback has been used.
(b) Non-cash financing activities

Disclosure of non-current assets held for sale and discontinued operations
The carrying value of the assets disposed and the liabilities transferred is detailed as follows:

Divestiture of Datum	As at March 31, 2026
$
Current assets
Cash	951
Accounts receivable and other receivables	3,320
Unbilled revenues	463
Prepaids	2,029
6,763
Non-current assets
Property and equipment (note 6)	135
Intangibles (note 8)	1,661
Total assets disposed	8,559

Current liabilities
Accounts payable and accrued liabilities	25
Deferred revenue	2,316
2,341
Non-current liabilities
Deferred tax liabilities	440
Total liabilities transferred	2,781

Net assets disposed	5,778

Disclosure of analysis of single amount of discontinued operations
The carrying value of the assets disposed and the liabilities transferred is detailed as follows:

Divestiture of Datum	As at March 31, 2026
$
Current assets
Cash	951
Accounts receivable and other receivables	3,320
Unbilled revenues	463
Prepaids	2,029
6,763
Non-current assets
Property and equipment (note 6)	135
Intangibles (note 8)	1,661
Total assets disposed	8,559

Current liabilities
Accounts payable and accrued liabilities	25
Deferred revenue	2,316
2,341
Non-current liabilities
Deferred tax liabilities	440
Total liabilities transferred	2,781

Net assets disposed	5,778

Disclosure Of Acquisition Date Fair Value Of Each Major Class Of Consideration Transferred Explanatory XRM
The following table summarizes the acquisition date fair value of each class of purchase consideration :

Acquisition of XRM Vision	As at March 31, 2025	Preliminary at acquisition date	Adjustments
	$	$	$
Cash consideration	7,377	7,377	—
Working capital adjustment to be settled in cash	632	—	632
Issuance of 1,724,550 Subordinate Voting Shares (note 13) (a)	2,875	2,875	—
Balance of purchase price payable with a nominal value of $8,625,000 (notes 11, 18) (a)	7,522	7,905	(383)
Contingent consideration with a maximum amount of $10,500,000, recorded at fair value (note 18) (a)	5,104	9,759	(4,655)
Total purchase consideration	23,510	27,916	(4,406)

(a) Non-cash investing and financing activities